Putnam International Equity Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value
Australia (1.9%)
BHP Billiton, Ltd.	560,202	$14,415,565

		14,415,565
Canada (1.7%)
Cenovus Energy, Inc.	1,103,900	4,302,686
CI Financial Corp.	702,900	8,915,911

		13,218,597
China (4.0%)
21Vianet Group, Inc. ADR(NON)	217,635	5,040,427
Alibaba Group Holding, Ltd.(NON)	171,000	6,323,352
Baidu, Inc. ADR(NON)	63,800	8,076,442
China Mobile, Ltd.	1,747,000	11,230,852

		30,671,073
Denmark (1.7%)
Orsted A/S	94,251	13,000,501

		13,000,501
France (10.0%)
AXA SA	649,811	11,995,727
Kering SA	19,990	13,281,059
Schneider Electric SA	138,157	17,147,354
Thales SA	157,930	11,825,596
Ubisoft Entertainment SA(NON)	117,836	10,648,747
Worldline SA(NON)	134,400	11,020,489

		75,918,972
Germany (11.9%)
adidas AG(NON)	47,060	15,231,590
Brenntag AG	128,448	8,173,190
CompuGroup Medical SE & Co. KgaA	119,506	11,060,679
Deutsche Boerse AG	82,013	14,403,049
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)	30	26
KION Group AG	120,891	10,382,255
Merck KGaA	40,308	5,885,886
Software AG	224,384	11,064,938
Zalando SE(NON)	154,585	14,469,423

		90,671,036
Hong Kong (2.8%)
AIA Group, Ltd.	2,164,800	21,325,832

		21,325,832
Ireland (3.0%)
CRH PLC	338,468	12,222,468
Flutter Entertainment PLC	69,332	10,919,099

		23,141,567
Italy (1.9%)
Nexi SpA(NON)	721,417	14,466,540

		14,466,540
Japan (17.6%)
Astellas Pharma, Inc.	588,400	8,759,238
GMO internet, Inc.	193,200	5,050,392
Hoya Corp.	101,900	11,486,132
Japan Exchange Group, Inc.	393,300	11,006,305
MinebeaMitsumi, Inc.	398,500	7,518,630
Nintendo Co., Ltd.	30,100	17,111,259
Nippon Prologis REIT, Inc.(R)	3,061	10,335,704
PALTAC Corp.	171,900	8,676,269
Renesas Electronics Corp.(NON)	1,385,000	10,144,144
Secom Co., Ltd.	126,500	11,558,799
Sony Corp.	270,600	20,696,818
Sumitomo Mitsui Financial Group, Inc.	419,100	11,661,936

		134,005,626
Netherlands (7.9%)
Akzo Nobel NV	131,261	13,293,442
JDE Peet's BV(NON)	186,635	7,592,564
Koninklijke Ahold Delhaize NV	392,756	11,623,859
Koninklijke DSM NV	56,688	9,341,946
Unilever NV	308,180	18,604,898

		60,456,709
Norway (1.1%)
DNB ASA(NON)	616,310	8,512,285

		8,512,285
Portugal (1.5%)
Energias de Portugal (EDP) SA	2,364,565	11,621,983

		11,621,983
South Korea (1.6%)
Samsung Electronics Co., Ltd. (Preference)	289,268	12,479,920

		12,479,920
Switzerland (10.9%)
ABB, Ltd.	551,607	13,980,476
Coca-Cola HBC AG	413,550	10,222,622
Lonza Group AG	24,629	15,202,996
Novartis AG	240,144	20,868,818
SIG Combibloc Group AG	568,534	11,412,700
UBS Group AG	992,670	11,081,836

		82,769,448
Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co., Ltd.	869,000	13,051,142

		13,051,142
United Arab Emirates (1.1%)
Network International Holdings PLC(NON)	2,410,696	8,516,088

		8,516,088
United Kingdom (13.0%)
Anglo American PLC	511,923	12,362,225
Compass Group PLC	573,420	8,607,699
Diageo PLC	387,086	13,260,869
Imperial Brands PLC	703,513	12,400,710
Kingfisher PLC	2,640,391	10,091,088
Liberty Global PLC Class C(NON)	390,700	8,023,025
Prudential PLC	1,006,162	14,364,718
Standard Chartered PLC	1,861,606	8,534,674
Vodafone Group PLC	8,950,898	11,874,980

		99,519,988
United States (2.4%)
Linde PLC	39,346	9,312,512
Otis Worldwide Corp.	147,000	9,175,740

		18,488,252

Total common stocks (cost $692,013,268)		$746,251,124

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 4/15/21(i)	$131,142	$131,784

Total U.S. treasury obligations (cost $131,784)		$131,784

SHORT-TERM INVESTMENTS (1.9%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.21%(AFF)	Shares	10,741,525	$10,741,525
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	701,000	701,000
U.S. Treasury Bills 0.084%, 10/27/20(SEGSF)		$600,000	599,966
U.S. Treasury Bills 0.107%, 12/3/20(SEGSF)		600,000	599,900
U.S. Treasury Bills 0.098%, 11/5/20(SEGSF)		400,000	399,966
U.S. Treasury Bills 0.087%, 11/17/20(SEGSF)		300,000	299,965
U.S. Treasury Cash Management Bills 0.102%, 12/8/20(SEGSF)		600,000	599,841
U.S. Treasury Cash Management Bills 0.081%, 12/22/20(SEGSF)		200,000	199,961

Total short-term investments (cost $14,142,156)			$14,142,124
TOTAL INVESTMENTS

Total investments (cost $706,287,208)			$760,525,032

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $455,302,341) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$1,001,287	$969,528	$31,759
		British Pound	Buy	12/16/20	2,740,834	2,830,101	(89,267)
		Euro	Buy	12/16/20	10,962,209	11,094,707	(132,498)
		Japanese Yen	Buy	11/18/20	42,498,129	42,456,896	41,233
		Norwegian Krone	Sell	12/16/20	2,105,663	2,073,220	(32,443)
		Swedish Krona	Buy	12/16/20	3,193,526	3,275,847	(82,321)
		Swiss Franc	Sell	12/16/20	259,963	263,035	3,072
	Barclays Bank PLC
		Canadian Dollar	Sell	10/21/20	3,169,885	3,106,582	(63,303)
		Euro	Sell	12/16/20	12,549,093	12,716,461	167,368
		Hong Kong Dollar	Buy	11/18/20	3,040,289	3,040,242	47
		Japanese Yen	Buy	11/18/20	405,874	406,242	(368)
		Swedish Krona	Buy	12/16/20	59,816	61,346	(1,530)
	Citibank, N.A.
		Australian Dollar	Buy	10/21/20	2,525,674	2,446,592	79,082
		British Pound	Sell	12/16/20	4,619,436	5,215,866	596,430
		Canadian Dollar	Buy	10/21/20	8,461,337	8,279,117	182,220
		Chinese Yuan (Offshore)	Sell	11/18/20	5,579,975	5,444,888	(135,087)
		Danish Krone	Buy	12/16/20	5,477,725	5,586,107	(108,382)
		Euro	Sell	12/16/20	7,098,229	7,183,094	84,865
		Japanese Yen	Buy	11/18/20	6,042,910	6,046,987	(4,077)
		New Zealand Dollar	Buy	10/21/20	37,907	37,491	416
		Swedish Krona	Buy	12/16/20	86,862	89,061	(2,199)
		Swiss Franc	Buy	12/16/20	1,954,457	1,984,275	(29,818)
	Goldman Sachs International
		British Pound	Buy	12/16/20	8,547,693	8,834,329	(286,636)
		Chinese Yuan (Offshore)	Sell	11/18/20	4,966,185	4,828,361	(137,824)
		Japanese Yen	Sell	11/18/20	5,566,798	5,567,484	686
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	7,615,988	7,052,909	563,079
		British Pound	Buy	12/16/20	20,049,356	20,694,074	(644,718)
		Chinese Yuan (Offshore)	Sell	11/18/20	9,696,331	9,426,491	(269,840)
		Danish Krone	Buy	12/16/20	69,444	70,798	(1,354)
		Euro	Sell	12/16/20	16,284,472	16,360,258	75,786
		Hong Kong Dollar	Sell	11/18/20	174,087	173,571	(516)
		Japanese Yen	Sell	11/18/20	1,719,594	1,742,919	23,325
		Swiss Franc	Sell	12/16/20	10,310,490	10,431,938	121,448
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/21/20	4,344,953	4,208,033	136,920
		British Pound	Buy	12/16/20	567,634	586,076	(18,442)
		Canadian Dollar	Sell	10/21/20	2,894,249	2,835,060	(59,189)
		Euro	Buy	12/16/20	25,645,350	25,956,502	(311,152)
		Hong Kong Dollar	Sell	11/18/20	90,153	90,121	(32)
		Japanese Yen	Sell	11/18/20	140,250	140,407	157
		New Zealand Dollar	Buy	10/21/20	1,621,922	1,604,103	17,819
		Norwegian Krone	Sell	12/16/20	2,137,124	2,239,056	101,932
		Singapore Dollar	Buy	11/18/20	8,572,592	8,494,541	78,051
		South Korean Won	Sell	11/18/20	12,416,229	12,256,413	(159,816)
		Swedish Krona	Buy	12/16/20	7,882,987	8,086,802	(203,815)
		Swiss Franc	Sell	12/16/20	1,823,550	1,844,820	21,270
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/16/20	102,631	105,945	3,314
		Canadian Dollar	Sell	10/21/20	2,845,356	2,873,474	28,118
		Euro	Sell	12/16/20	372,880	373,652	772
		Japanese Yen	Buy	11/18/20	2,457,783	2,460,260	(2,477)
		Swiss Franc	Buy	12/16/20	10,613,327	10,737,595	(124,268)
	NatWest Markets PLC
		Australian Dollar	Sell	10/21/20	2,462,713	2,506,709	43,996
		British Pound	Buy	12/16/20	232,631	240,174	(7,543)
		Euro	Buy	12/16/20	2,446,212	2,474,902	(28,690)
		Japanese Yen	Buy	11/18/20	1,069,833	1,069,790	43
		Swedish Krona	Buy	12/16/20	7,224,402	7,410,205	(185,803)
		Swiss Franc	Sell	12/16/20	3,516,411	3,557,784	41,373
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/21/20	209,798	203,097	6,701
		British Pound	Sell	12/16/20	7,898,470	8,177,304	278,834
		Canadian Dollar	Sell	10/21/20	6,281,713	6,106,176	(175,537)
		Chinese Yuan (Offshore)	Sell	11/18/20	9,322,934	9,160,344	(162,590)
		Euro	Sell	12/16/20	3,320,924	3,273,983	(46,941)
		Hong Kong Dollar	Buy	11/18/20	71,369	71,362	7
		Israeli Shekel	Buy	10/21/20	4,947,958	4,927,487	20,471
		Japanese Yen	Buy	11/18/20	16,974,546	16,985,587	(11,041)
		New Zealand Dollar	Buy	10/21/20	43,199	42,714	485
		Swedish Krona	Buy	12/16/20	70,366	71,015	(649)
		Swiss Franc	Buy	12/16/20	997,087	1,009,048	(11,961)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	10/21/20	7,945,065	7,781,043	(164,022)
		Euro	Sell	12/16/20	3,765,561	3,809,694	44,133
	UBS AG
		Australian Dollar	Sell	10/21/20	2,085,592	2,082,165	(3,427)
		British Pound	Sell	12/16/20	15,259,256	15,758,085	498,829
		Canadian Dollar	Buy	10/21/20	6,065,411	5,983,550	81,861
		Euro	Sell	12/16/20	21,305,729	21,555,933	250,204
		Japanese Yen	Sell	11/18/20	6,538,938	6,557,542	18,604
		Norwegian Krone	Buy	12/16/20	38,914	40,757	(1,843)
		Swedish Krona	Buy	12/16/20	4,324,667	4,436,884	(112,217)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/21/20	9,584,754	9,282,005	302,749
		British Pound	Sell	12/16/20	5,511,488	5,949,495	438,007
		Canadian Dollar	Sell	10/21/20	5,004,026	4,901,783	(102,243)
		Euro	Sell	12/16/20	3,691,338	3,734,521	43,183
		Japanese Yen	Buy	11/18/20	1,457,288	1,457,526	(238)

	Unrealized appreciation						4,428,649

	Unrealized (depreciation)						(3,916,117)

	Total						$512,532
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $763,850,287.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $26, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$7,193,975	$7,193,975	$38	$—
	Putnam Short Term Investment Fund**	10,152,274	63,383,934	62,794,683	9,090	10,741,525

	Total Short-term investments	$10,152,274	$70,577,909	$69,988,658	$9,128	$10,741,525
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, there were no securities on loan.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,960,785.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,552,055 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	15.9%
	Consumer discretionary	14.2
	Information technology	11.9
	Industrials	11.8
	Materials	10.8
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $787,535 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,666,601 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,960,785 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$14,415,565	$—
Canada	13,218,597	—	—
China	13,116,869	17,554,204	—
Denmark	—	13,000,501	—
France	—	75,918,972	—
Germany	—	90,671,010	26
Hong Kong	—	21,325,832	—
Ireland	—	23,141,567	—
Italy	—	14,466,540	—
Japan	—	134,005,626	—
Netherlands	—	60,456,709	—
Norway	—	8,512,285	—
Portugal	—	11,621,983	—
South Korea	—	12,479,920	—
Switzerland	—	82,769,448	—
Taiwan	—	13,051,142	—
United Arab Emirates	—	8,516,088	—
United Kingdom	8,023,025	91,496,963	—
United States	9,175,740	9,312,512	—

Total common stocks	43,534,231	702,716,867	26
U.S. treasury obligations	—	131,784	—
Short-term investments	11,442,525	2,699,599	—

Totals by level	$54,976,756	$705,548,250	$26
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$512,532	$—

Totals by level	$—	$512,532	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$534,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com